Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 15, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Related Party Transaction [Line Items]
Interest expense under these arrangements			$ 3,100,000	$ 3,400,000	$ 9,200,000	$ 10,200,000	$ 12,276,000	$ 13,233,000	$ 12,989,000
Related party transactions, advisory fees							634,000	759,000	684,000
Related party, lease payment							27,000	22,500
Debt extinguishment expense					3,700,000
Quarterly installments of related party transaction		1,100,000			100,000
Related party transactions, accrued expense										1,300,000
Payment to related party termination of agreement					1,300,000
Aggregate gross proceeds of an IPO offering			1.00%		1.00%
Percentage of fee due to affiliate, aggregate consideration			1.00%		1.00%
Fees paid to affiliate, in connection with successful closing of IPO	$ 900,000
Termination of agreement					Apr. 13, 2012